INCOME TAXES - Disclosure of detailed information about reconciliation of income tax expense at the statutory rate (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (14,371)	$ (252,413)
Statutory income tax rate	29.00%	29.00%
Tax calculated at statutory rate	$ (4,168)	$ (73,200)
Tax effect Of Non-Deductible (Non-Taxable) Items	(8,000)	11,489
Change in unrecognized temporary differences	11,750	48,495
Change in tax rate and rate differences	604	4,152
Other	154	0
Prior year tax adjustments	(428)	5,252
Total income tax recovery	$ (88)	$ (3,812)